Redeemable Convertible Preferred Stock	9 Months Ended
Sep. 30, 2015
Equity [Abstract]
Redeemable Convertible Preferred Stock

9.    Redeemable Convertible Preferred Stock

As of December 31, 2013, the Company’s redeemable convertible preferred stock consisted of the following (in thousands, except share and per share data):

	Shares Authorized	Shares Outstanding	Price per Share	Net Carrying Value	Liquidation Preference
Series A	10,200,000	10,200,000	$0.04167	$421	$425
Series A-1	22,368,912	22,368,912	0.09164	2,000	2,050
Series B	42,360,000	41,705,112	0.21580	8,955	9,000
Series C	39,600,000	36,080,004	0.33452	12,049	12,069
Series D	30,000,000	29,149,887	1.47513	42,811	43,000

Total	144,528,912	139,503,915		$66,236	$66,544

As of December 31, 2014, the Company’s redeemable convertible preferred stock consisted of the following (in thousands, except share and per share data):

	Shares Authorized	Shares Outstanding	Price per Share	Net Carrying Value	Liquidation Preference
Series A	10,200,000	10,200,000	$0.04167	$421	$425
Series A-1	22,368,912	22,368,912	0.09164	2,000	2,050
Series B	42,360,000	42,052,680	0.21580	10,533	9,075
Series C	39,600,000	36,080,004	0.33452	12,049	12,069
Series D	30,000,000	29,149,887	1.47513	42,811	43,000

Total	144,528,912	139,851,483		$67,814	$66,619

Upon the closing of the Company’s IPO, all shares of the Company’s then-outstanding redeemable convertible preferred stock, as shown in the table above, automatically converted on a one-for-one basis into an aggregate of 139,851,483 shares of Class B common stock.

Significant provisions of the redeemable convertible preferred stock are as follows:

Voting—Each holder of redeemable convertible preferred stock is entitled to the number of votes equal to the number of shares of common stock into which each such shares of redeemable convertible preferred stock could be converted on the record date for the vote or consent of the stockholders, except as otherwise required by law or other provisions of the Certificate of Incorporation, and have voting rights and powers equal to the voting rights and powers of the common stockholders. The holders of Series A-1, Series B, and Series D redeemable convertible preferred stock, voting as a separate class, are each entitled to elect one member of the board of directors. The holders of redeemable convertible preferred stock and common stock, voting on an as-converted basis, are entitled to elect two members of the Board of Directors.

Dividends—The holders of Series D redeemable convertible preferred stock are entitled to receive noncumulative dividends prior and in preference to any payment of any dividend on the holders of other redeemable convertible preferred stock at a rate of 8% of original issuance price per share per annum. The holders of Series A, Series A-1, Series B, and Series C redeemable convertible preferred stock are entitled to receive, on a pari passu basis, non-cumulative dividends, as adjusted for stock splits, dividends, reclassifications or the like, prior and in preference to any declaration or payment of any dividends to the holders of common stock, when and if declared by the Board of Directors, at a rate of 8% of original issuance price per share for redeemable convertible preferred stock, per annum. No cash dividends have been declared by the Board of Directors or paid since inception.

After payment of such preferential dividends on redeemable convertible preferred stock during any year, any further dividends or distribution distributed during such year shall be declared and paid ratably on the outstanding redeemable convertible preferred stock (on an as converted to common stock basis) and the common stock.

Liquidation—In the event of any voluntary or involuntary liquidation, the holders of shares of Series D redeemable convertible preferred stock shall be entitled to receive, prior and in preference to any distribution of proceeds, to the holders of Series A, Series A-1, Series B, and Series C redeemable convertible preferred stock and common stock, an amount per share equal to the original issuance price of the Series D redeemable convertible preferred stock plus declared but unpaid dividends on such share. If upon the occurrence of such event, the proceeds thus distributed among the holders of the Series D redeemable convertible preferred stock are insufficient to permit the payment to such holders of the full aforesaid preferential amounts, then the proceeds shall be distributed ratably among the holders of Series D redeemable convertible preferred stock in proportion to the full preferential amount that each such holder is otherwise entitled to receive. Upon the completion of the distribution to the holders of Series D redeemable convertible preferred stock shares, the holders of shares of Series A, Series A-1, Series B, and Series C redeemable convertible preferred stock shall be entitled to receive, prior and in preference to any distribution of the proceeds to the holders of common stock, an amount per share equal to the applicable original issuance price for such series of redeemable convertible preferred stock plus declared but unpaid dividends on such share. If, upon the occurrence of such event, the proceeds thus distributed among the holders of shares of Series A, Series A-1, Series B, and Series C redeemable convertible preferred stock are insufficient to permit the payment to such holders of the full aforesaid preferential amounts, then the proceeds shall be distributed ratably among the holders of shares of Series A, Series A-1, Series B, and Series C redeemable convertible preferred stock in proportion to the full preferential amount that each such holder is otherwise entitled to receive. Thereafter, the remaining proceeds, if any, shall be distributed to the holders of shares of Series D redeemable convertible preferred stock and common stock pro rata based on the number of shares of common stock held by each, on an as-converted basis (as if such conversion happened immediately prior to such liquidation event but following the payments described above); provided, however, that if the aggregate amount per share that the holders of Series D redeemable convertible preferred stock shall be entitled to receive shall exceed three times of the Series D original issuance price (the participation cap amount), each holder of Series D redeemable convertible preferred stock shall be entitled to receive upon such liquidation event the greater of (i) the participation cap amount and (ii) the amount such holder would have received if all shares of Series D redeemable convertible preferred stock had been converted into common stock immediately prior to such liquidation event.

A liquidation may be deemed to be occasioned by or to include (unless waived by the vote or written consent of the majority of the outstanding redeemable convertible preferred stock holders, voting as a single class on an as-converted basis, and the holders of at least 66.67% of the then outstanding shares of Series D redeemable convertible preferred stock, voting as a separate series on an as-converted basis) (i) the closing of a sale, transfer, or disposition of all or substantially all of the assets of the Company; (ii) the consummation of a consolidation or merger of the Company with or into another entity (except a consolidation or merger in which the Company’s stockholders immediately prior to such transaction continue to hold at least 50% of the voting power of the capital stock of the Company or the surviving or acquiring entity); or (iii) after the transfer of the Company’s securities to a person or group of affiliated persons, such person or group hold at least 50% of the voting power of the Company (or the surviving or acquiring entity). The Company considers its convertible preferred stock as redeemable and as such has classified it as temporary equity in the balance sheet due to the existence of certain change in control events that are outside of the Company’s control including liquidation, or the sale or transfer of the Company, that trigger the ability of the holders of the redeemable preferred stock to call for redemption of the shares.

Conversion—Each share of Series A, Series A-1, Series B, Series C, and Series D redeemable convertible preferred stock is convertible into such number of shares of common stock as is determined by dividing the original issuance price for such series of redeemable convertible preferred stock by the applicable conversion price for such series of redeemable convertible preferred stock. The initial conversion price per share for each series of redeemable convertible preferred stock is equal to the original issuance price for such series of redeemable convertible preferred stock, which is subject to adjustment. As of December 31, 2014, the conversion price per share equals the original issuance price. Conversion is either at the option of the holder or is automatic upon the closing date of a public offering of the Company’s common stock for which the aggregate public offering price is not less than $70.0 million, or upon the written consent of the holders of a majority of the then outstanding shares of redeemable convertible preferred stock, voting together as a single class on an as-converted basis, and the holders of at least 66.67% of the then outstanding shares of Series D redeemable convertible preferred stock, voting as a separate series on an as-converted to basis.

Protective Provisions—The holders of Series D redeemable convertible preferred stock have certain protective provisions. As long as 12.0 million shares of Series D redeemable convertible preferred stock are outstanding, the Company cannot, without the approval of the holders of at least 66.67% of the then outstanding shares of Series D redeemable convertible preferred stock, voting as a separate class on an as-converted basis, take any actions that to: (i) authorize or issue, or obligate itself to issue, any equity security (including any other security convertible into or exercisable for any such equity security) having a preference over any series of redeemable convertible preferred stock with respect to dividends, liquidation or redemption; or (ii) alter or change the rights, preferences or privileges of Series D redeemable convertible preferred stock so as to adversely affect such shares; or (iii) reclassify, alter or amend any existing equity security that is junior or pari passu with the Series D redeemable convertible preferred stock in respect of the distribution of assets on a liquidation event, the repayment of dividends or rights of redemption, if such reclassification, alteration or amendment would render such other security senior to the Series D redeemable convertible preferred stock in respect of any such right, preference or privilege.

The holders of Series A, Series A-1, Series B, Series C, and Series D redeemable convertible preferred stock have certain protective provisions. As long as at least 81.6 million shares of all series of redeemable convertible preferred stock are outstanding, the Company cannot, without the approval of the holders of at least a majority of the then outstanding shares of redeemable convertible preferred stock, voting as a single class on an as-converted basis, take any action that to: (i) authorize or issue, or obligate itself to issue, any equity security (including any other security convertible into or exercisable for any such equity security) having a preference over any series of redeemable convertible preferred stock with respect to dividends, liquidation or redemption; (ii) declare or pay any dividends; (iii) redeem, purchase or otherwise acquire (or pay into or set aside for a sinking fund for such purpose) shares of any class of stock with certain exceptions; (iv) consummate a liquidation event; (v) alter the total authorized number of shares of redeemable convertible preferred stock (other than by redemption or conversion); (vi) alter or change the rights, preferences or privileges of redeemable convertible preferred stock so as to adversely affect such shares; (vii) amend the Company’s certificate of incorporation or bylaws in any manner which adversely affects the rights of the redeemable convertible preferred stock; or (viii) change the authorized number of members of the board of directors.